Customer Loan ID	Seller ID Number	Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
100002	XXXXX	XXXXX-02427	XXX		XXX	2427	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/2/2023	Credit	Fraud Report Shows Uncleared Alerts	Cleared	2/8/2023	1	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Identity - Obtain proof of SSN. SSA-89 was completed but no proof of Social Security provided.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received CoreLogic SSN Report and reflects SSN verified and matches with borrower name and DOB.	02/08/2023
Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
;
																										Complete	Alerts from Fraud Report have been cleared. Exception Resolved.
100002	XXXXX	XXXXX-03602	XXX		XXX	3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/2/2023	Compliance	No Compliance Findings	Cleared	2/2/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
;
																										Complete
100002	XXXXX	XXXXX-03782	XXX		XXX	3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	2/2/2023	Property	No Property Findings	Cleared	2/2/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
;
																										Complete
100001	XXXXX	XXXXX-03602	XXX		XXX	3602	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/4/2023	Compliance	No Compliance Findings	Cleared	1/4/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Complete
100001	XXXXX	XXXXX-03603	XXX		XXX	3603	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/5/2023	Credit	No Credit Findings	Cleared	1/5/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Complete
100001	XXXXX	XXXXX-03782	XXX		XXX	3782	XXXXX	Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	1/5/2023	Property	No Property Findings	Cleared	1/5/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Complete
100003	XXXXX	XXXXX-03580	XXX		XXX	3580	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/12/2021	Property	Third Party Valuation Product not Provided	Cleared	10/4/2021	1	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Exception resolved; Third Party Valuation Product Provided	10/04/2021			Complete	Third Party Valuation Product Provided
100003	XXXXX	XXXXX-0651	XXX		XXX	651	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/12/2021	Credit	Borrower Liabilities Verification Indicator is Partial	Cleared	8/31/2021	1	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. The Borrower rents his current residence at XXX for $XXX/mo. Payments for this amount are evident on the Borrower's bank statements for XXX and XXX, XXX. However, the Lender did not provide a VOR, copy of the lease, and evidence the Borrower has no ownership interest in the property.

Exception Resolved.; Borrower liabilities verified indicator is Present; Exception Remains. Lender provided Evidence of Deed Recorded for property located at XXX  recorded XX/XX/XXXX - 7 days prior to closing subject loan. 1003 indicates borrower's renting for $XXX per month at XXX, additonal property XXX is only disclosed on REO and does not indicate if primary, investment, or status of property. Please provide recent Final Closing Disclosure for XXX. Additional Conditions may apply.
																							08/31/2021			Complete	Borrower liabilities verified indicator is Present
100003	XXXXX	XXXXX-03420	XXX		XXX	3420	XXXXX	Rate Term Refinance Borrower initiated	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/12/2021	Credit	DTI Exceeds AUS Maximum Allowable	Cleared	8/31/2021	1	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%. It appears from the 1008 and AUS that the Lender used the PITI from the Borrower's property at XXX as the Borrower's primary housing expense. The Lender did not include the Borrower's actually housing rent payment of $XXX/mo in the borrower's debts.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

Exception Resolved.; Lender provided Verification of Housing and DTI.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; Exception Remains. Lender provided Evidence of Deed Recorded for property located at XXX recorded XX/XX/XXXX - 7 days prior to closing subject loan. 1003 indicates borrower's renting for $XXX per month at XXX additonal property XXX is only disclosed on REO and does not indicate if primary, investment, or status of property. Please provide recent Final Closing Disclosure for XXX. Additional Conditions may apply.; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																							08/31/2021			Complete	The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
100005	XXXXX	XXXXX-0523	XXX		XXX	523		Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/23/2021	Credit	Borrower Employment Verification is Unavailable	Cleared	9/7/2021	1	Borrower Employment Verification is Unavailable
Borrower employment verification is Unavailable- Missing business license. ; Borrower employment verification is Unavailable. Lender provided an internet printout verifying the existence of the borrower's business. However, the printout is not dated and does not specify ownership.

Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Complete	Borrower employment verification is Stated Level 3 Verified (as defined); Borrower employment verification is Stated Not Verified
100005	XXXXX	XXXXX-03580	XXX		XXX	3580		Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	9/30/2021	Property	Third Party Valuation Product not Provided	Cleared	9/30/2021	1	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Exception resolved
Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Complete	Third Party Valuation Product Provided
100005	XXXXX	XXXXX-03602	XXX		XXX	3602		Other than first time Home Purchase	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/23/2021	Compliance	No Compliance Findings	Cleared	8/27/2021	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Complete	The exception 'No Compliance Findings' is cleared.
100006	XXXXX	XXXXX-03580	XXX		XXX	3580		Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	7/22/2021	Property	Third Party Valuation Product not Provided	Cleared	8/17/2021	1	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Exception Resolved.
																						Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CCA Provided.	08/17/2021
Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has X.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX. ;
																										Complete	Third Party Valuation Product Provided; Third Party Valuation Product Provided; Exception Resolved.
100007	XXXXX	XXXXX-02225	XXX		XXX	2225	XXXXX	Limited Cash Out (GSE Definition)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	4/19/2021	Property	Third Party Other Valuation Product Not Provided	Cleared	5/24/2021	1	Third Party Other Valuation Product Not Provided	Third Party Other Valuation Product Not Provided	Third Party Valuation Product Provided				Complete	Third Party Valuation Product Provided
100008	XXXXX	XXXXX-02225	XXX		XXX	2225	XXXXX	Limited Cash Out (GSE Definition)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	5/4/2021	Property	Third Party Other Valuation Product Not Provided	Cleared	5/20/2021	1	Third Party Other Valuation Product Not Provided	Third Party Other Valuation Product Not Provided	Third Party Valuation Product Provided	05/20/2021			Complete	Third party Other Valuation Product provided supporting origination value
100008	XXXXX	XXXXX-03580	XXX		XXX	3580	XXXXX	Limited Cash Out (GSE Definition)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	5/4/2021	Property	Third Party Valuation Product not Provided	Cleared	5/20/2021	1	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Third Party Valuation Product Provided	05/20/2021			Complete	Third Party Valuation Product Provided
100008	XXXXX	XXXXX-03602	XXX		XXX	3602	XXXXX	Limited Cash Out (GSE Definition)	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	5/4/2021	Compliance	No Compliance Findings	Cleared	5/6/2021	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Complete	The loan is in compliance with all applicable laws and regulations.
100009	XXXXX	XXXXX-03420	XXX		XXX	3420			Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	7/23/2021	Credit	DTI Exceeds AUS Maximum Allowable	Cleared	12/6/2021	1	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; exception resolved

Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ;
																										Complete
The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

100009	XXXXX	XXXXX-03580	XXX		XXX	3580			Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	7/22/2021	Property	Third Party Valuation Product not Provided	Cleared	12/6/2021	1	Third Party Valuation Product not Provided
Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; exception resolved

Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ;
																										Complete	Third Party Valuation Product Provided; Third Party Valuation Product Provided; Third Party Valuation Product Provided; Third Party Valuation Product Provided; Third Party Valuation Product Provided
100009	XXXXX	XXXXX-03602	XXX		XXX	3602			Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	7/21/2021	Compliance	No Compliance Findings	Cleared	8/4/2021	1	No Compliance Findings
The loan is in compliance with all applicable laws and regulations.
; The loan is in compliance with all applicable laws and regulations.
; The loan is in compliance with all applicable laws and regulations.

Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ;
																										Complete	The exception 'No Compliance Findings' is cleared.; The exception 'No Compliance Findings' is cleared.
100009	XXXXX	XXXXX-03603	XXX		XXX	3603			Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/4/2021	Credit	No Credit Findings	Cleared	8/4/2021	1	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has XX.XX years at job.; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX. ;
																										Complete
100010	XXXXX	XXXXX-03602	XXX		XXX	3602		Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	8/2/2021	Compliance	No Compliance Findings	Cleared	8/2/2021	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years;		Complete
100010	XXXXX	XXXXX-03603	XXX		XXX	3603		Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	7/23/2021	Credit	No Credit Findings	Cleared	8/2/2021	1	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years;		Complete	The exception 'No Credit Findings' is cleared.